Fair Value Measurements (Details) - Schedule of derivative warrant liabilities - 7GC Co Holdings INC [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Derivative warrant liabilities at begining	$ 661,500	$ 1,764,000	$ 4,557,000	$ 4,557,000	$ 25,856,500
Transfer of Public Warrants to Level 1			0		(8,740,000)
Change in fair value of derivative warrant liabilities	(514,500)	(1,102,500)	(2,793,000)	(4,410,000)	(12,559,500)
Transfer of Private Placement Warrants to Level 2				(147,000)
Derivative warrant liabilities at ending	$ 147,000	$ 661,500	$ 1,764,000	$ 0	$ 4,557,000
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]					Derivative Liability, Noncurrent